SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about financial instruments [text block]
The following table presents the measurement categories and the carrying value of the financial instruments under IAS 39 and IFRS 9 as of January 1, 2018:

	IAS 39		IFRS 9
Financial assets	Category	Carrying amount	Category	Carrying amount
		S/(000)		S/(000)

Cash and due from banks	Loans and receivables	23,221,987	Amortized cost	23,221,987

Cash collateral, reverse repurchase agreements and securities borrowings	Loans and receivables	7,480,420	Amortized cost	7,480,420

Investments	At fair value through profit or loss	4,024,737	At fair value through profit or loss	5,613,356

	Available-for-sale	24,423,891	At fair value through other comprehensive income (Debt instruments)	22,181,733
			At fair value through other comprehensive income (Designated equity instruments)	653,539

	Held-to-maturity	4,413,373	Amortized cost	4,411,637

Loans, net	Loans and receivables	95,977,277	Amortized cost	95,770,509

Financial assets designated at fair value through profit or loss	At fair value through profit or loss (Designated upon initial recognition)	537,685	At fair value through profit or loss (Designated upon initial recognition)	537,685

Premiums and other policies receivable	Loans and receivables	656,829	Amortized cost	649,135

Accounts receivable from reinsurers and coinsurers	Loans and receivables	715,695	Amortized cost	715,553

Due from customers on acceptances	Loans and receivables	532,034	Amortized cost	532,034

Derivatives receivable	At fair value for trading or for hedging purposes	701,826	At fair value for trading or for hedging purposes	701,826

Other assets	Loans and receivables	1,759,125	Amortized cost	1,759,125

	Total financial assets	164,444,879		164,228,539

Financial liabilities

Liabilities	Amortized cost	130,842,331	Amortized cost	130,956,515

Liabilities	At fair value	8,791,390	At fair value	8,791,390

	Total financial liabilities	139,633,721		139,747,905

Disclosure of financial liabilities at date of initial application of IFRS 9 [text block]
The following table presents the detail of the reconciliation of balances of financial assets under IAS 39 to IFRS 9, distinguishing between the impacts due to category change and impairment remeasurement:

Financial assets	IAS 39	Change of category	Impairment remeasurement	IFRS 9
	S/(000)	S/(000)	S/(000)	S/(000)

Cash and due from banks	23,221,987	–	–	23,221,987

Cash collateral, reverse repurchase agreements and securities borrowings	7,480,420	–	–	7,480,420

Investments:
At fair value through profit or loss :
Opening balance under IAS 39	4,024,737
Addition: From investments available for sale (*)		1,588,619
Closing balance under IFRS 9				5,613,356

At fair value through other comprehensive income (debt):
Opening balance under IAS 39	–
Addition: From investments available for sale		22,181,733
Closing balance under IFRS 9				22,181,733

At fair value through other comprehensive income (Designated equity instruments)	–	653,539	–	653,539

Available for sale:
Opening balance under IAS 39	24,423,891
Subtraction: Reclassification to investments at fair value through profit or loss (*)		(1,588,619)
Subtraction: Reclassification to investments at fair value through other comprehensive income (debt)		(22,181,733)
Subtraction: Reclassification to investments at fair value through other comprehensive income (Designated - equity)		(653,539)
Closing balance under IFRS 9				–

Amortized cost:
Opening balance under IAS 39	–
Addition: From investments held-to-maturity (IAS 39)		4,413,373
Remeasurement: Expected loss (IFRS 9)			(1,736)
Closing balance under IFRS 9				4,411,637

Held-to-maturity:
Opening balance under IAS 39	4,413,373
Subtraction: Reclassification to investments at amortized cost		(4,413,373)
Closing balance under IFRS 9				–

Loans, net	95,977,277	–	(206,768)	95,770,509

Financial assets designated at fair value through profit or loss	537,685	–	–	537,685

Premiums and other policies receivable	656,829	–	(7,694)	649,135

Accounts receivable from reinsurers and coinsurers	715,695	–	(142)	715,553

Due from customers on acceptances	532,034	–	–	532,034

Derivative receivables	701,826	–	–	701,826

Other assets	1,759,125	–	–	1,759,125
Total	164,444,879	–	(216,340)	164,228,539

Reconciliation of provision for impairment [Text Block]
-	Reconciliation of the balances of the provision for impairment under IAS 39 and IFRS 9 as of January 1, 2018:

	IAS 39	Impairment remeasurement	IFRS 9
	S/(000)	S/(000)	S/(000)
Financial asset:
Investment at amortized cost	–	1,736	1,736
Loans	4,500,498	206,768	4,707,266
Premiums and other policies receivable	12,255	7,694	19,949
Accounts receivable from reinsurers and coinsurers	8,715	142	8,857
Total financial assets	4,521,468	216,340	4,737,808

Financial liabilities:
Provision for credit losses on indirect loans	442,510	114,184	556,694
Total financial liabilities	442,510	114,184	556,694

Disclosure of detailed information about basis of consolidation [text Block]
At December 31, 2018 and 2017, the following entities comprise the Group (the individual or consolidated figures of their financial statements are presented in accordance with IFRS and before eliminations for consolidation purposes, except for the elimination of Credicorp’s treasury shares and its related dividends):

Entity	Activity and country of incorporation	Percentage of interest (direct and indirect)		Assets		Liabilities		Equity		Net income (loss)
		2018	2017	2018	2017	2018	2017	2018	2017	2018	2017
		%	%	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Banco de Crédito del Perú and Subsidiaries (i)	Banking, Peru	97.71	97.69	144,768,951	139,658,667	127,683,654	124,107,841	17,085,297	15,550,826	3,391,015	3,036,929
Pacífico Compañía de Seguros y Reaseguros S.A. and Subsidiaries (ii), Note 2(c)	Insurance, Peru	98.79	98.79	12,222,763	11,402,998	9,590,768	8,558,149	2,631,995	2,844,849	353,292	325,008
Credicorp Capital Ltd. and Subsidiaries (iii)	Capital markets, Bermuda	100.00	100.00	3,393,325	3,731,930	2,695,499	2,943,210	697,826	788,720	35,191	77,963
Inversiones Credicorp Bolivia S.A. and Subsidiaries (iv)	Banking, Bolivia	99.96	99.96	10,020,148	9,153,381	9,239,568	8,458,813	780,580	694,568	99,402	96,826
Atlantic Security Holding Corporation and Subsidiaries (v)	Capital Markets, Cayman islands	100.00	100.00	6,607,494	7,034,717	5,395,262	6,206,861	1,212,232	827,856	351,425	187,132
CCR Inc. (vi)	Special purpose Entity, Bahamas	100.00	100.00	543,113	667,170	543,896	670,132	(783)	(2,962)	2,179	14,018
Prima AFP S.A. (vii)	Private pension fund administrator, Peru	100.00	100.00	874,649	882,917	241,307	263,717	633,342	619,200	139,586	140,082
Grupo Crédito S.A (viii)	Holding, Peru	100.00	100.00	424,738	208,049	41,648	241,237	383,090	(33,188)	15,603	(31,089)

(i)	BCP was established in 1889 and its activities are regulated by the SBS.

Its main Subsidiary is Mibanco, Banco de la Microempresa S.A. (hereinafter “Mibanco”), a banking entity in Peru oriented towards the micro and small business sector. At December 31, 2018, the assets, liabilities, equity and net income of Mibanco amount to approximately S/
13,220.3
million, S/
11,321.8
million, S/
1,898.5
million and S/
462.1
million, respectively (S//
12,363.0
million, S/
10,666.5
million, S/
1,696.5
million, and S/
399.1
million, respectively at December 31, 2017).

(ii)
Pacífico Seguros is an entity regulated by the SBS and its activities comprise the contracting and management of all types of general risk and life insurance, reinsurance and property investment and financial operations. Its Subsidiaries are Crediseguro Seguros Personales and Crediseguro Seguros Generales, and it has Pacífico EPS as an associate, which are dynamic participants in the business of multiple and health insurance, respectively.

(iii)
Credicorp Capital Ltd. was formed in 2012, and its main subsidiaries are Credicorp Capital Holding Peru (owner of Credicorp Capital Perú S.A.A.), Credicorp Capital Holding Colombia (owner of Credicorp Capital Colombia), and Credicorp Capital Holding Chile (owner of Credicorp Capital Chile), which carry out their activities in Peru, Colombia and Chile, respectively. We present below the individual or consolidated financial statements in accordance with IFRS and before eliminations for consolidation purposes:

Entity	Percentage of interest (direct and indirect)		Assets		Liabilities		Equity		Net income (loss)
	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017
	%	%	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Credicorp Capital Holding Perú S.A. and Subsidiaries	100.00	100.00	339,220	303,121	141,943	121,302	197,277	181,819	42,684	28,604
Credicorp Capital Colombia	100.00	100.00	1,882,183	1,667,003	1,749,472	1,522,222	132,711	144,781	15,407	18,795
Credicorp Capital Chile	100.00	100.00	324,907	213,165	196,715	71,108	128,192	142,057	12,504	21,420

Disclosure of Property, furniture and equipment estimated useful lives [Text Block]
Years

Buildings and other construction	33
Installations	10
Furniture and fixtures	10
Vehicles and equipment	5
Computer hardware	4

Disclosure of intangible assets estimated useful lives [Text Block]
Intangible assets identified as a consequence of the acquisition of subsidiaries are recognized in the consolidated statement of financial position at their fair values determined on the acquisition date and are amortized using the straight line method over their estimated useful life as follows:

Estimated useful life in years

Client relationship - Prima AFP (AFP Unión Vida)	20
Client relationship – Credicorp Capital Holding Chile (Inversiones IMT)	16
Client relationship cash, fixed and variable income - Credicorp Capital Colombia	5
Client relationship APT - Credicorp Capital Colombia	5
Client relationship - Edyficar Peru	10
Client relationship – Mibanco	7
Brand - Mibanco	25
Brand - Credicorp Capital Colombia	5
Fund manager contract - Credicorp Capital Colombia	28
Fund manager contract - Credicorp Capital Holding Chile (Inversiones IMT)	5
Core deposits - Mibanco	6
Others	5